Offerings	Oct. 10, 2025 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	8,613,754
Proposed Maximum Offering Price per Unit | $ / shares	0.9407
Maximum Aggregate Offering Price	$ 8,102,958.39
Fee Rate	0.01381%
Amount of Registration Fee	$ 1,119.02
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s Class A Common Stock quoted on The Nasdaq Capital Market on October 9, 2025.
Offering: 2
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Class A common stock, par value $0.00001 per share
Amount Registered | shares	4,276,520
Proposed Maximum Offering Price per Unit | $ / shares	1.04
Maximum Aggregate Offering Price	$ 4,447,580.80
Amount of Registration Fee	$ 680.92
Offering Note	Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall be deemed to cover any additional securities to be offered of issued from stock splits, stock dividends or similar transactions with respect to the shares being registered.The proposed maximum offering price per unit is estimated solely for purposes of calculating the registration fee according to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s Class A Common Stock quoted on The Nasdaq Capital Market on September 11, 2025.